PREPAIDS AND OTHER RECEIVABLES DISCLOSURE: SCHEDULE OF OF PREPAID AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
SCHEDULE OF OF PREPAID AND OTHER RECEIVABLES
	January 31, 2025	January 31, 2024

GST receivable	$4,313	$2,352
Prepaid expenses for general and administrative fees	87,209	73,572
Total prepaids and other receivables	$91,522	$75,924